UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09781

PFS FUNDS
(Exact name of registrant as specified in charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of principal executive offices)	(Zip code)

CT Corporation System
155 Federal St., Suite 700,
Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 588-9700

Date of fiscal year end: June 30

Date of reporting period: December 31, 2018

Item 1. Report to Stockholders.

Cargile Fund

SEMI-ANNUAL REPORT
December 31, 2018

TICKER CFNDX

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Cargile Fund (Unaudited)

                                                                      Cargile Fund
                                                by Sectors (as a percentage of Net Assets)
                                                                    December 31, 2018
                                                                          (Unaudited)

                                                 * Net Cash represents other assets in excess of liabilities.

Availability of Quarterly Schedule of Investments
(Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines
(Unaudited)

Cargile Investment Management, Inc., the Fund’s investment adviser (“Adviser”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.cargilefund.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent period ended June 30th, will be available without charge, upon request, by calling our toll free number (1-888-204-1128). This information is also available on the SEC’s website at http://www.sec.gov.

2018 Semi-Annual Report 1

Expense Example
(Unaudited)

Shareholders of this Fund incur ongoing costs consisting of management and service fees. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund’s transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on July 9, 2018 (the Fund’s Inception) and held through December 31, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or the charges assessed by Mutual Shareholder Services, LLC as described above and expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	July 9, 2018 to
	July 9, 2018	December 31, 2018	December 31, 2018

Actual	$1,000.00	$952.00	$7.72*

Hypothetical**	$1,000.00	$1,016.89	$8.39
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 175/365 (to reflect the partial period).

**	The hypothetical example is calculated assuming that the Fund has been in opera- tion for the full six-month period from July 1, 2018 to December 31, 2018. As a result, expenses shown in this row are equal to the Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

2018 Semi-Annual Report 2

Cargile Fund
	Schedule of Investments
	December 31, 2018 (Unaudited)
Shares	Fair Value	% of Net Assets
MONEY MARKET FUNDS
6,694,564 Fidelity® Investments Money Market Government	$6,694,564
Portfolio - Class I 2.25% * **
Total for Money Market Funds (Cost - $6,694,564)	6,694,564	99.99%
Total Investment Securities	6,694,564	99.99%
(Cost - $6,694,564)
Other Assets in Excess of Liabilities	593	0.01%
Net Assets	$6,695,157	100.00%

* The rate shown represents the 7-day yield at December 31, 2018.
** Additional Information, including current Prospectus and Annual Reports, is available at
https://www.fidelity.com/fund-screener/research.shtml

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 3

Cargile Fund

Statement of Assets and Liabilities (Unaudited)
December 31, 2018

Assets:
Investment Securities at Fair Value	$6,694,564
(Cost $6,694,564)
Dividends Receivable	9,546
Total Assets	6,704,110
Liabilities:
Management Fees Payable	5,426
Service Fees Payable	3,527
Total Liabilities	8,953
Net Assets	$6,695,157

Net Assets Consist of:
Paid In Capital	$6,985,818
Accumulated Deficit	(290,661)
Net Assets, for 703,362 Shares Outstanding	$6,695,157
(Unlimited shares authorized)
Net Asset Value and Offering Price Per Share
($6,695,157/703,362 shares)	$9.52
Redemption Price * ($9.52 x 0.98) (Note 2)	$9.33

Statement of Operations (Unaudited)
For the period July 9, 2018** through December 31, 2018

Investment Income:
Dividends	$27,229
Total Investment Income	27,229
Expenses:
Management Fees (Note 4)	14,521
Service Fees (Note 4)	9,438
Total Expenses	23,959

Net Investment Income/(Loss)	3,270

Realized and Unrealized Gain/(Loss) on Investments
Realized Gain/(Loss) on Investments	(293,931)
Net Change in Unrealized Appreciation/(Depreciation) on Investments	-
Net Realized and Unrealized Gain/(Loss) on Investments	(293,931)

Net Increase/(Decrease) in Net Assets from Operations	$(290,661)

* Reflects a 2% redemption fee if shares are redeemed within 90 days of purchase. ** Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 4

Cargile Fund

Statement of Changes in Net Assets	(Unaudited)
	7/9/2018*
	to
	12/31/2018
From Operations:
Net Investment Income/(Loss)	$3,270
Net Realized Gain/(Loss) on Investments	(293,931)
Change in Net Unrealized Appreciation/(Depreciation)	-
Increase/(Decrease) in Net Assets from Operations	(290,661)
From Distributions to Shareholders:	-
From Capital Share Transactions:
Proceeds From Sale of Shares	6,988,318
Proceeds From Redemption Fees (Note 2)	-
Shares Issued on Reinvestment of Dividends	-
Cost of Shares Redeemed	(2,500)
Net Increase/(Decrease) from Shareholder Activity	6,985,818
Net Increase/(Decrease) in Net Assets	6,695,157
Net Assets at Beginning of Period	-
Net Assets at End of Period	$6,695,157
Share Transactions:
Issued	703,613
Reinvested	-
Redeemed	(251)
Net Increase/(Decrease) in Shares	703,362
Shares Outstanding Beginning of Period	-
Shares Outstanding End of Period	703,362

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	7/9/2018*
	to
	12/31/2018
Net Asset Value -
Beginning of Period	$10.00
Net Investment Income/(Loss) (a) (e)	0.01
Net Gain/(Loss) on Securities (b)
(Realized and Unrealized)	(0.49)
Total from Investment Operations	(0.48)
Distributions (From Net Investment Income)	-
Distributions (From Realized Capital Gains)	-
Total Distributions	-
Proceeds from Redemption Fee (Note 2)	-
Net Asset Value -
End of Period	$9.52
Total Return (c)	(4.80)%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,695
Ratio of Expenses to Average Net Assets (d)	1.65%	***
Ratio of Net Investment Income/(Loss) to Average Net Assets (d) (e)	0.23%	***
Portfolio Turnover Rate	19,074.19%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the Schedule of Investments.
(e) Recognition of the net investment income/(loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2018 Semi-Annual Report 5

NOTES TO THE FINANCIAL STATEMENTS
CARGILE FUND
December 31, 2018
(Unaudited)

1.) ORGANIZATION
Cargile Fund (the “Fund”) was organized as a non-diversified series of the PFS Funds (the “Trust”) on June 21, 2018. The Trust was established under the laws of Massachusetts by an Agreement and Declaration of Trust dated January 13, 2000, which was amended and restated January 20, 2011. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of December 31, 2018, there were seven series authorized by the Trust. The Fund commenced operations on July 9, 2018. The Fund’s investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective using a fund-of-funds strategy by investing in exchange traded funds. The Investment Adviser to the Fund is Cargile Investment Management, Inc. (the “Adviser”). Significant accounting policies of the Fund are presented below.

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION:
All investments in securities are recorded at their estimated fair value, as described in Note 3.

SHARE VALUATION:
The NAV is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase. During the period July 9, 2018 through December 31, 2018, proceeds from redemption fees were $0.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period July 9, 2018 through December 31, 2018, the Fund did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

2018 Semi-Annual Report 6

Notes to the Financial Statements (Unaudited) - continued

The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

USE OF ESTIMATES:
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date for financial statement reporting purposes. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

ORGANIZATIONAL & OFFERING EXPENSES:
All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund and are not recoupable in the future.

EXPENSES:
Expenses incurred by the Trust that don’t relate to a specific fund of the Trust are allocated pro-rata to the funds based on the total number of funds in the Trust at the time the expense was incurred or by another appropriate method.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair

2018 Semi-Annual Report 7

Notes to the Financial Statements (Unaudited) - continued

value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including exchange traded funds). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$6,694,564	$0	$0	$6,694,564
Total	$6,694,564	$0	$0	$6,694,564

The Fund did not hold any Level 3 assets during the period July 9, 2018 through December 31, 2018. There were no transfers into or out of the levels during the period July 9, 2018 through December 31, 2018. It is the Fund’s policy to consider transfers into or out of the levels as of the end of the reporting period.

The Fund did not invest in derivative instruments during the period July 9, 2018 through December 31, 2018.

4.) INVESTMENT ADVISORY AGREEMENT AND SERVICES AGREEMENT
The Fund has entered into an investment advisory agreement (“Management Agreement”) with the Adviser. The Adviser manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser receives an investment management fee equal to 1.00% of the Fund’s average daily net assets.

As a result of the above calculation, for the period July 9, 2018 through December 31, 2018, the Adviser earned management fees totaling $14,521. At December 31, 2018, the Fund owed $5,426 to the Adviser.

2018 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

Additionally, the Fund has a Services Agreement with the Adviser (the “Services Agreement”). Under the Services Agreement the Adviser receives an additional fee of 0.65% of the Fund’s average daily net assets up to $25 million, 0.35% of the Fund’s average daily net assets from $25 million to $100 million, and 0.25% of such assets in excess of $100 million and is obligated to pay the operating expenses of the Fund excluding management fees, brokerage fees and commissions, 12b-1 fees (if any), taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), ADR fees, the cost of acquired funds and extraordinary expenses. Additionally, under the Services Agreement the Adviser supervises the Fund’s business affairs. The Adviser coordinates for the provision of the services of a Chief Compliance Officer for the Trust with respect to the Fund, executive and administrative services including, but are not limited to, the coordination of all third parties furnishing services to the Fund, review of the books and records of the Fund maintained by such third parties, and such other actions with respect to the Fund as may be necessary in the opinion of the Adviser to perform its duties under the Services Agreement.

For the period July 9, 2018 through December 31, 2018, the Adviser earned services fees of $9,438. At December 31, 2018, the Fund owed the Adviser services fees of $3,527.

5.) RELATED PARTY TRANSACTIONS
Jeffrey R. Provence of Premier Fund Solutions, Inc. (the “Administrator”) also serves as a trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator by the Adviser.

The Trustees who are not interested persons of the Fund were paid $500 each, for a total of $1,500, in Trustees’ fees for the period July 9, 2018 through December 31, 2018 by the Adviser.

6.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of that fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2018, Keith Maberry of Trinidad, Colorado, beneficially, held, in aggregate, 27.59% of the shares in the Fund.

7.) INVESTMENT TRANSACTIONS
For the period July 9, 2018 through December 31, 2018, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $11,651,335 and $11,357,404, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

8.) TAX MATTERS
For Federal income tax purposes, the cost of securities owned at December 31, 2018 was $6,694,564.

At December 31, 2018, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments on a tax basis was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$0	$0	$0

The tax character of distributions was as follows:

July 9, 2018 through
December 31, 2018
Ordinary Income	$ 0
Long-term Capital Gain	0
$ 0

9.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2018 Semi-Annual Report 9

ADDITIONAL INFORMATION
December 31, 2018
(Unaudited)

APPROVAL OF MANAGEMENT AGREEMENT
On June 21, 2018, the Board of Trustees (the “Board” or the “Trustees”) reviewed and discussed the approval of the Management Agreement (the “Management Agreement”), as well as the amendments to the various proposed service agreements between the Trust and the service providers. The Board discussed the arrangements between Cargile Investment Management, Inc. (“Cargile”) and the Trust with respect to the Cargile Fund (the “Fund”). The Board discussed the arrangements between Cargile and the Trust concerning the Fund. The Board reflected on its discussions with a representative from Cargile regarding the proposed Management Agreement and the way the Fund was to be managed. Legal counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Management Agreement, a letter from Counsel to Cargile and its respective responses thereto, financial information, a copy of Cargile’s Form ADV, and a fee comparison analysis of the Fund and comparable mutual funds. Legal counsel reviewed with the Board the memorandum from Counsel and the proposed Management Agreement and outlined the various factors the Board should consider in deciding whether to approve the Management Agreement. The Board also reflected on Cargile’s discussion with the Board at its previous meeting.

In deciding whether to approve the Management Agreement, the Trustees considered numerous factors, including:

1. The nature, extent, and quality of the services to be provided by Cargile.
In this regard, the Board considered the responsibilities of Cargile under the Management Agreement. The Board reviewed the services to be provided by Cargile to the Fund including, without limitation, the procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; Cargile’s coordination of services for the Fund among the service providers; and the efforts of Cargile to promote the Fund and grow assets. The Board considered: Cargile’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. After reviewing the foregoing and further information from Cargile, the Board concluded that the quality, extent, and nature of the services provided by Cargile was satisfactory and adequate for the Fund.

2. The investment performance of the Fund and Cargile.
The Board noted that the Fund had not commenced operations and thus did not have investment performance information to review. The Board considered Cargile’s management of other accounts with a strategy similar to the way in which the Fund is to be managed and determined that Cargile has the experience necessary to manage the Fund. They discussed Cargile’s non-mutual fund account performance and compared it to funds in Morningstar’s Tactical Allocation category, noting that the non-mutual fund account performance was comparable to the performance of the average fund in the Tactical Allocation category. The Trustees discussed the limitations of comparing mutual fund performance and non-mutual fund performance. After reviewing the foregoing and further information from Cargile, the Board concluded that Cargile’s performance record as it relates to managing accounts with a similar strategy as the Fund was satisfactory and adequate for the Fund.

3. The costs of the services to be provided and the profits to be realized by Cargile from the relationship with the Fund.
In this regard, the Board considered: the financial condition of Cargile and the level of commitment to the Fund by Cargile’s principal; the projected asset levels of the Fund; the payment of startup costs for the Fund by Cargile; and the overall anticipated expenses of the Fund, including the expected nature and frequency of advisory fee payments. The Board also considered potential benefits for Cargile in managing the Fund. The Board compared the expected fees and expenses of the Cargile Fund (including the advisory fee) to funds in Morningstar’s Tactical Allocation category, which is considered by management to be the most comparable Morningstar category in terms of the style of investment management. The Board noted that the advisory fee payable to Cargile under the proposed Management Agreement was 0.09% higher than the average management fee for funds in the Morningstar Tactical Allocation category with assets

2018 Semi-Annual Report 10

Additional Information (Unaudited) - continued

between $10 million and $100 million (the “Peer Group”). They noted that the Cargile Fund’s management fee was approximately 0.22% higher than the average management fee for the Morningstar Tactical Allocation category. The Board also compared the Cargile Fund’s management fee to the management fees being paid by Cargile’s non-mutual fund clients, noting that the Fund’s fee was within the range of fees being paid by the non-mutual fund clients. The Board determined that the advisory fee was within an acceptable range considering the services to be rendered by Cargile. The Board also compared the Cargile Fund’s overall expense ratio to the average expense ratios for the Peer Group and Tactical Allocation category, noting that the Fund’s overall expense ratio was higher than the average expense ratios for the comparative groups. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Cargile were fair and reasonable.

4. The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.
In this regard, the Board considered the Fund’s fee arrangements with Cargile. The Board noted that the advisory fee would remain the same at all assets levels, but under the Services Agreement the Fund’s overall expenses would drop as assets increase in the Fund. They discussed the breakpoints included in the Services Agreement and its impact on shareholders. It was further noted that under the Services Agreement Cargile is obligated to pay certain of the Fund’s operating expenses which had the effect of limiting the overall fees paid by the Cargile Fund. Following further discussion of the Cargile Fund’s projected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangement with Cargile was fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by Cargile.

5. Possible conflicts of interest and benefits to Cargile.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the method for bunching of portfolio securities transactions; the substance and administration of Cargile’s Code of Ethics and other relevant policies described in Cargile’s Form ADV and compliance manual. Following further consideration and discussion, the Board indicated that Cargile’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory. The Trustees noted that Cargile does not expect to use soft dollars. It was also noted that Cargile might benefit by using the Fund for smaller accounts.

Based on the foregoing, it was the Board’s consensus (including a majority of the Independent Trustees) that the fees to be paid to Cargile, pursuant to the Management Agreement, were reasonable, and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, including such services to be rendered and such other matters as the Board has considered to be relevant in the exercise of its business judgment.

2018 Semi-Annual Report 11

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2018 Semi-Annual Report 12

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2018 Semi-Annual Report 13

Investment Adviser
Cargile Investment Management, Inc.

Legal Counsel
Practus, LLP

Custodian
US Bank, N.A.

Distributor
Rafferty Capital Markets, LLC

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

This report is provided for the general information of the shareholders of the Cargile
Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Cargile Fund
 www.cargilefund.com
1-888-204-1128

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PFS Funds

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Ross C. Provence Ross C. Provence President

Date: 2/26/19

By: /s/Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer

Date: 2/26/19